Investments - Fair Value of Investments (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,471.8, 2023: $3,271.4 (net of allowances for credit losses of $0.3, 2023: $1.3))
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	$ 3,471.8	$ 3,271.4
Unrealized gains	71.4	22.4
Unrealized losses	(7.9)	(48.9)
Fair value	3,535.3	3,244.9
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,471.8, 2023: $3,271.4 (net of allowances for credit losses of $0.3, 2023: $1.3)) | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	702.7	692.4
Unrealized gains	13.9	4.1
Unrealized losses	(0.8)	(9.8)
Fair value	715.8	686.7
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,471.8, 2023: $3,271.4 (net of allowances for credit losses of $0.3, 2023: $1.3)) | Agencies
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	12.0	16.2
Unrealized gains	0.1	0.1
Unrealized losses	0.0	(0.1)
Fair value	12.1	16.2
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,471.8, 2023: $3,271.4 (net of allowances for credit losses of $0.3, 2023: $1.3)) | Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	51.0	77.6
Unrealized gains	0.9	0.2
Unrealized losses	(0.1)	(1.8)
Fair value	51.8	76.0
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,471.8, 2023: $3,271.4 (net of allowances for credit losses of $0.3, 2023: $1.3)) | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	1,965.7	1,798.4
Unrealized gains	46.4	14.7
Unrealized losses	(2.5)	(25.8)
Fair value	2,009.6	1,787.3
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,471.8, 2023: $3,271.4 (net of allowances for credit losses of $0.3, 2023: $1.3)) | Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	272.3	192.0
Unrealized gains	6.1	2.0
Unrealized losses	(3.8)	(5.8)
Fair value	274.6	188.2
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,471.8, 2023: $3,271.4 (net of allowances for credit losses of $0.3, 2023: $1.3)) | Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	21.5	53.1
Unrealized gains	0.1	0.0
Unrealized losses	(0.2)	(2.0)
Fair value	21.4	51.1
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,471.8, 2023: $3,271.4 (net of allowances for credit losses of $0.3, 2023: $1.3)) | Other asset backed securities
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	446.6	441.7
Unrealized gains	3.9	1.3
Unrealized losses	(0.5)	(3.6)
Fair value	450.0	439.4
Short-term investments, available-for-sale, at fair value (amortized cost: $133.1, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	133.1	49.0
Unrealized gains	0.2	0.0
Unrealized losses	0.0	0.0
Fair value	133.3	49.0
Short-term investments, available-for-sale, at fair value (amortized cost: $133.1, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	133.1	49.0
Unrealized gains	0.2	0.0
Unrealized losses	0.0	0.0
Fair value	$ 133.3	$ 49.0